S000031837 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
MSCI All Country World Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.20%	11.72%	7.93%
MSCI EAFE Minimum Volatility Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.81%	3.55%	4.24%
iShares MSCI EAFE Min Vol Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.98%	3.63%	4.24%
Performance Inception Date					Oct. 18, 2011
iShares MSCI EAFE Min Vol Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.15%	3.02%	3.57%
iShares MSCI EAFE Min Vol Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.64%	2.84%	3.32%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.